DEBT (Details - Assumptions)	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Measurement Input, Risk Free Interest Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives, Determination of Fair Value	3.61%	3.97%
Measurement Input, Price Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives, Determination of Fair Value	83.2%	67.1%
Measurement Input, Exercise Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives, Determination of Fair Value	11.50	11.50
Measurement Input, Share Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives, Determination of Fair Value	1.44	1.53